================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-6444

                          SMITH BARNEY INVESTMENT TRUST
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
               (Address of principal executive offices) (Zip code)

                             Robert I. Frenkel, Esq.
                        Smith Barney Fund Management LLC
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 451-2010

                      Date of fiscal year end: November 30
                     Date of reporting period: May 31, 2004

================================================================================

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

                                 SMITH BARNEY
                                 INTERMEDIATE
                              MATURITY CALIFORNIA
                                MUNICIPALS FUND

                      SEMI-ANNUAL REPORT  |  MAY 31, 2004


[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed.(R)

Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

                                 WHAT'S INSIDE


Letter from the Chairman...................................................  1

Schedule of Investments....................................................  5

Statement of Assets and Liabilities........................................ 13

Statement of Operations.................................................... 14

Statements of Changes in Net Assets........................................ 15

Notes to Financial Statements.............................................. 16

Financial Highlights....................................................... 24

                           LETTER FROM THE CHAIRMAN

[PHOTO]


R. JAY GERKEN, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,
Bond investors spent much of the six months ended May 31, 2004 dissecting language from the Federal Reserve for clues on its assessment of the U.S. economy. During this time, the U.S. economy's quarterly pace of growth continued to advance at a strong rate that significantly exceeded its levels in early 2003./i/ Even the labor market, which generated lackluster results over most of the period, grew significantly during recent months by some measures./ii/

On a local level, California continued to face significant budgetary challenges over the period. However, the State addressed concerns relating to its ability to pay $14 billion in maturing short-term notes by issuing "Economic Recovery Bonds"/iii/ in May, with more debt securities scheduled to be offered in June. Largely as a result of this successful bond offering and a renewed emphasis on fiscal discipline by the new administration of Governor Arnold Schwarzenegger, Moody's Investor Service upgraded its rating on long-term bonds issued by the state in late May to A3, citing a "low"/iii /chance of liquidity problems over the next two years. Ultimately, the State still has work to do to address the issue of balancing its budget.

Although isolated issue and sector-specific factors influenced the fund's performance, the combination of stronger economic growth and Fed comments exacerbated bond investors' concerns about rising interest rates, which move opposite to bond prices. As a result, prices on municipal bonds in general pulled back and their yields correspondingly rose over the period following their sharp spike in April./iv/ Although the performance of California bonds trailed that of the broader municipal bond market over the 12-month period, they finished in line with the national average over the past three months./v/ Intermediate-term municipal bonds scheduled to mature in 10 to 15 years held up better than their longer-term counterparts over the six-month period on a national basis as interest rate concerns became more pronounced./v/

Given that the fund's manager had anticipated that the U.S. economy could begin to pick up, the manager maintained a defensive posture in managing the

1 Smith Barney Intermediate Maturity California Municipals Fund |
                            2004 Semi-Annual Report
fund's exposure to interest rate sensitivity. Although this approach detracted from the fund's performance during times when bond prices rose, it diminished the downward pricing pressures on the portfolio when bond prices declined, such as in April. From a credit-quality perspective, the manager maintained a conservative posture.

Performance Review
Within this environment, the fund performed as follows: For the six months ended May 31, 2004, Class A shares of the Smith Barney Intermediate Maturity California Municipal Fund, excluding sales charges, returned -0.65%. In comparison, the unmanaged Lehman Brothers Municipal Bond Index returned -0.22%,/vi/ while its California municipal bond component sub-index returned -0.18% for the same period./vii/ The fund's Lipper California intermediate municipal debt funds category average returned -0.90% for the same period./1/

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.


                             PERFORMANCE SNAPSHOT
                              AS OF MAY 31, 2004
                           (excluding sales charges)

                                                                     6 Months
Class A Shares                                                        -0.65%
Lehman Brothers Municipal Bond Index                                  -0.22%
Lipper California Intermediate Municipal Debt Funds Category Average  -0.90%

   The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Performance figures reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced. Principal value and investment returns will fluctuate and investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

   Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned -0.81%, Class C shares returned -0.85%, Class O shares returned -0.66% and Class Y shares returned -0.33% over the six months ended May 31, 2004.


/1/Lipper, Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the six-month period ended May 31, 2004, calculated among the 42 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

2 Smith Barney Intermediate Maturity California Municipals Fund |
                            2004 Semi-Annual Report

Special Shareholder Notice
On February 2, 2004, the initial sales charges on Class L shares were eliminated. Effective April 29, 2004, Class L shares were renamed Class C shares and the initial sales charges for Class O shares were eliminated.

Effective April 29, 2004, the Board appointed David T. Fare Co-Portfolio Manager of the fund, joining Joseph P. Deane in managing the fund. Mr. Fare is Vice President and Investment Officer of the fund. Mr. Fare is an investment officer of the fund's Adviser, Smith Barney Fund Management LLC. Mr. Fare is a Director of Citigroup Global Markets Inc. and Portfolio Manager of Citigroup Asset Management. He has been with CGM or its predecessor firms since 1989. Mr. Fare holds a B.A. from St. John's University.

Information About Your Fund
In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management disclosed an investigation by the Securities and Exchange Commission ("SEC") and the U.S. Attorney relating to Citigroup Asset Management's entry into the transfer agency business during 1997-1999. On July 20, 2004, Citigroup disclosed that it had been notified by the Staff of the SEC that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup relating to the creation and operation of its internal transfer agent unit to serve primarily the Smith Barney family of mutual funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.


    3 Smith Barney Intermediate Maturity California Municipals Fund | 2004
                              Semi-Annual Report

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 20, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.
Portfolio holdings and breakdowns are as of May 31, 2004 and are subject to change. Please refer to pages 5 through 9 for a list and percentage breakdown of the fund's holdings.
RISKS: Keep in mind that the fund's investments are subject to interest rate and credit risks. As a non-diversified fund, it can invest a larger percentage of its assets in fewer issues than a diversified fund. This may magnify the fund's losses from events affecting a particular issuer.
All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot directly invest in an index.

/i/Source: Based upon gross domestic product data from the Bureau of Economic
   Analysis (January 30, 2004). Gross domestic product is a market value of goods and services produced by labor and property in a given country.
/ii/Based upon non-farm payroll growth data from the U.S. Department of Labor. /iii/Source: Lehman Brothers (June 2004).
/iv/Source: Based upon data reflecting average yields on a universe of general obligation municipal bonds derived via Bloomberg LP.
/v/Based upon the relative performance of the Lehman Brothers Municipal Bond
   Index versus its respective subcomponent indices over each respective period ending May 31, 2004.
/vi/The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.
/vii/Source: Lehman Brothers. This sub-index is a broad measure of the market for California municipal bonds with maturities of at least one year.

    4 Smith Barney Intermediate Maturity California Municipals Fund | 2004
                              Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED)                                MAY 31, 2004

   FACE
  AMOUNT   RATING(a)                           SECURITY                              VALUE
----------------------------------------------------------------------------------------------
Education -- 3.4%
$  945,000 AAA       California Educational Facilities Authority Revenue,
                      College of Osteopathic Medicine, CONNIE LEE-Insured,
                      5.550% due 6/1/06                                           $    997,173
 1,000,000 A3*       California State Public Works Board, Lease Revenue
                      (California State University Project), Series B,
                      5.450% due 9/1/14                                              1,061,550
 1,010,000 AAA       California State University Channel Islands Financing
                      Authority Revenue, East Campus Community, Series A,
                      MBIA-Insured, 4.875% due 9/1/16                                1,012,677
----------------------------------------------------------------------------------------------
                                                                                     3,071,400
----------------------------------------------------------------------------------------------
Finance -- 16.4%
 1,470,000 AAA       Inglewood Public Financing Authority Revenue, Series A,
                      AMBAC-Insured, 5.125% due 8/1/13                               1,582,484
 1,320,000 Aaa*      Monterey County COP, Master Plan Financing,
                      MBIA-Insured, 5.250% due 8/1/15                                1,399,847
                     Ontario Redevelopment Financing Authority Revenue
                      (Project No. 1), Centre City & Cimarron, MBIA-Insured:
 1,935,000 AAA          5.250% due 8/1/15                                            2,058,917
 1,060,000 AAA          5.250% due 8/1/16                                            1,130,882
 2,165,000 AAA       San Jose Financing Authority Lease Revenue
                      (Civic Center Project), Series B, AMBAC-Insured,
                      5.250% due 6/1/14 (b)                                          2,330,190
 4,000,000 AAA       South Orange County Public Financing Authority, Special Tax
                      Revenue Refunding, Sr. Lien, Series A, MBIA-Insured,
                      5.000% due 9/1/13 (b)                                          4,312,760
 2,000,000 BBB-      Virgin Islands Public Financing Authority Revenue, Sr. Lien,
                      Series A, 5.300% due 10/1/11                                   2,099,580
----------------------------------------------------------------------------------------------
                                                                                    14,914,660
----------------------------------------------------------------------------------------------
General Obligation -- 20.8%
                     California State GO:
 2,500,000 AAA         Economic Recovery, Series A, MBIA-Insured,
                        5.000% due 7/1/15 (b)                                        2,671,350
   800,000 VMIG 1*     Series A-1, LOC -- WestLB AG and J.P. Morgan Chase
                        Bank, 1.100% due 5/1/33 (c)                                    800,000
 1,600,000 VMIG 1*     Series A-2, LOC -- WestLB AG and J.P. Morgan Chase
                        Bank, 1.070% due 5/1/33 (c)                                  1,600,000
   650,000 AAA       Corona-Norco USD GO, Series C, FGIC-Insured,
                      5.250% due 9/1/15                                                693,882
   475,000 AA        Los Angeles GO, Series B (Call 9/1/09 @ 101),
                      5.000% due 9/1/10 (d)                                            523,364
                     Los Angeles USD GO:
 3,000,000 AAA         Election of 1997, Series E, MBIA-Insured,
                        5.500% due 7/1/15 (b)                                        3,284,070
 2,000,000 AAA         Refunding, MBIA-Insured, 5.750% due 7/1/15 (b)                2,276,080

                      See Notes to Financial Statements.

    5 Smith Barney Intermediate Maturity California Municipals Fund | 2004
                              Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    MAY 31, 2004

   FACE
  AMOUNT   RATING(a)                           SECURITY                                VALUE
-----------------------------------------------------------------------------------------------
General Obligation -- 20.8% (continued)
$2,170,000 AAA       Morgan Hill USD GO, FGIC-Insured,
                      5.250% due 8/1/16 (b)                                         $ 2,315,108
                     Tahoe Truckee USD GO, School Facilities Improvement,
                      MBIA-Insured:
 1,480,000 AAA          District 1, 5.000% due 8/1/14                                 1,593,531
 1,180,000 AAA          District 2, 5.000% due 8/1/14                                 1,270,518
   300,000 Aa3*      Torrance USD GO, Series A, 4.250% due 8/1/11                       307,674
 1,500,000 AAA       Visalia USD GO, Series A, FGIC-Insured, 4.900% due 8/1/12        1,594,020
---------------------------------------------------------------------------------------------
                                                                                     18,929,597
---------------------------------------------------------------------------------------------
Hospital -- 7.6%
    45,000 AAA       Arlington Community Hospital Corp. Revenue,
                      8.000% due 6/1/04 (e)                                              45,000
                     California Health Facilities Financing Authority Revenue:
   700,000 VMIG 1*     Adventist Health System, Series B, LOC -- KBC Bank NV,
                        1.070% due 9/1/25 (c)                                           700,000
   700,000 AAA         Kaiser Permanente, Series B, AMBAC-Insured,
                        5.250% due 10/1/10                                              763,931
 1,000,000 AAA         Mills-Peninsula Hospital, Series B, CONNIE LEE-Insured,
                        5.300% due 1/15/05                                            1,023,160
 1,000,000 AAA         Scripps Health, Series C, MBIA-Insured,
                        5.000% due 10/1/13                                            1,052,640
                     California Statewide Communities Development Authority
                      Revenue:
 1,200,000 AA-          COP, St. Joseph's Health Systems Group (Pre-Refunded --
                         Escrowed with state and local government securities to
                         7/1/04 Call @ 102), 5.875% due 7/1/05                        1,228,452
 2,000,000 A            Kaiser Permanente, Series E, 4.700% mandatory put 10/1/10     2,075,640
---------------------------------------------------------------------------------------------
                                                                                      6,888,823
---------------------------------------------------------------------------------------------
Housing -- 3.6%
 1,250,000 AAA       ABAG Finance Authority for Non-Profit Corporations,
                      Multi-Family Housing Revenue (Edgewood Apartments
                      Project), Series A, FNMA-Collateralized,
                      5.700% mandatory put 11/1/06 (f)(g)                             1,287,150
   150,000 Aa2*      California Housing Finance Agency, Home Mortgage
                      Revenue, Series B-1, FHA-Insured, 5.900% due 8/1/04 (f)           150,730
 1,000,000 Aa2*      California State Department of Veterans Affairs, Home
                      Purchase Revenue, Series C, Remarketed 1/9/01,
                      4.550% due 12/1/07 (f)                                          1,028,610
   745,000 AAA       Riverside County Housing Authority, Multi-Family Housing
                      Revenue (Brandon Place Apartments Project), Series B,
                      FNMA-Collateralized, 5.625% mandatory put 7/1/09 (f)              794,818
---------------------------------------------------------------------------------------------
                                                                                      3,261,308
---------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    6 Smith Barney Intermediate Maturity California Municipals Fund | 2004
                              Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    MAY 31, 2004

   FACE
  AMOUNT   RATING(a)                           SECURITY                               VALUE
-----------------------------------------------------------------------------------------------
Miscellaneous -- 13.4%
$2,905,000 Baa3*     California County Tobacco Securitization Agency,
                      Alameda County, 4.750% due 6/1/12 (b)                        $  2,556,661
 1,300,000 A-1+      California Infrastructure & Economic Development Bank
                      Revenue, RAND Corporation, Series B, AMBAC-Insured,
                      1.060% due 4/1/42 (c)                                           1,300,000
                     Irvine Improvement Bond Act 1915, Assessment District:
   400,000 VMIG 1*     No. 00-18, Series A, LOC -- Bank of New York,
                        1.070% due 9/2/26 (c)                                           400,000
   415,000 VMIG 1*     No. 97-16, LOC -- Societe Generale,
                        1.070% due 9/2/22 (c)                                           415,000
 1,080,000 AAA       Los Angeles County Community Facilities District No. 3,
                      Special Tax Refunding, Improvement Area, Series A,
                      FSA-Insured, 5.250% due 9/1/07                                  1,170,202
   100,000 Aaa*      Montclair Redevelopment Agency, Residential Mortgage
                      Revenue, FNMA-Collateralized, FHA/VA
                      Mortgages-Insured, 7.750% due 10/1/11 (e)                         118,314
   500,000 VMIG 1*   Orange County Improvement Board Act 1915, Assessment
                      District No. 01-1, Series A, LOC -- KBC Bank NV,
                      1.070% due 9/2/33 (c)                                             500,000
 1,415,000 AAA       San Buenaventura COP, Series C, AMBAC-Insured,
                      5.000% due 2/1/16                                               1,480,741
                     Solano County COP, Capital Improvement Program,
                      AMBAC-Insured:
 1,000,000 AAA          4.875% due 11/15/11                                           1,070,800
 1,000,000 AAA          5.000% due 11/15/13                                           1,062,630
 2,000,000 AAA       University of California Revenue (Multiple Purpose Projects),
                      Series M, FGIC-Insured, 5.125% due 9/1/16 (b)                   2,100,300
-----------------------------------------------------------------------------------------------
                                                                                     12,174,648
-----------------------------------------------------------------------------------------------
Solid Waste -- 2.8%
   290,000 BBB       Kings County Waste Management Authority, Solid Waste
                      Revenue, 6.600% due 10/1/04 (f)                                   293,674
                     Sunnyvale Solid Waste Revenue Refunding, AMBAC-Insured:
 1,520,000 AAA         5.500% due 10/1/13 (f)                                         1,649,109
   605,000 AAA         5.500% due 10/1/14 (f)                                           647,302
-----------------------------------------------------------------------------------------------
                                                                                      2,590,085
-----------------------------------------------------------------------------------------------
Tax Allocation -- 12.0%
   380,000 Baa2*     Hawthorne Community Redevelopment Agency, Tax
                      Allocation (Redevelopment Project Area No. 2) (Partially
                      Pre-Refunded -- Escrowed with U.S. government
                      securities to 9/1/04 Call @ 102), 6.200% due 9/1/05               391,514
 3,675,000 AAA       Livermore Redevelopment Agency, Tax Allocation Revenue
                      (Redevelopment Project Area), Series A, MBIA-Insured,
                      5.250% due 8/1/15 (b)                                           3,885,688

                      See Notes to Financial Statements.

    7 Smith Barney Intermediate Maturity California Municipals Fund | 2004
                              Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    MAY 31, 2004

   FACE
  AMOUNT   RATING(a)                           SECURITY                              VALUE
----------------------------------------------------------------------------------------------
Tax Allocation -- 12.0% (continued)
$  760,000 AAA       Manteca Redevelopment Agency, Tax Allocation Refunding
                      (Manteca Merged Project Area), FSA-Insured,
                      5.000% due 10/1/15                                          $    813,610
 4,000,000 AAA       Oakland Redevelopment Agency, Sub-Tax Allocation (Central
                      District Redevelopment Project), FGIC-Insured,
                      5.500% due 9/1/14 (b)                                          4,386,200
 1,375,000 AAA       San Diego Redevelopment Agency, Tax Allocation Revenue
                      (Centre City Redevelopment Project), FSA-Insured,
                      5.250% due 9/1/15                                              1,469,119
----------------------------------------------------------------------------------------------
                                                                                    10,946,131
----------------------------------------------------------------------------------------------
Transportation -- 8.7%
 1,250,000 AAA       California Governmental Association, Bay Area Rapid Transit,
                      SFO Extension, FTA Capital Grant Revenue, Series A,
                      AMBAC-Insured, 4.875% due 6/15/09                              1,253,750
 3,000,000 AAA       California Infrastructure & Economic Development Bank
                      Revenue, Bay Area Toll Bridges, 1st Lien, Series A,
                      FSA-Insured, 5.250% due 7/1/14 (b)                             3,266,340
 3,000,000 AAA       Los Angeles County California Metropolitan Transportation
                      Authority, Sales Tax Revenue, Property C, Second Sr. Lien,
                      Series A, FGIC-Insured, 5.000% due 7/1/17 (b)                  3,115,740
   195,000 AAA       San Francisco Airport Improvement Authority, Lease Revenue,
                      United Airlines Inc., 8.000% due 7/1/13 (e)                      234,733
----------------------------------------------------------------------------------------------
                                                                                     7,870,563
----------------------------------------------------------------------------------------------
Utilities -- 3.0%
                     California Department of Water Resources, Power Supply
                      Revenue:
   500,000 A3*          Series A, 5.500% due 5/1/12                                    548,285
   100,000 VMIG 1*      Series B-6, LOC -- State Street Bank and Trust Co.,
                         1.070% due 5/1/22 (c)                                         100,000
 2,000,000 AAA       MSR Public Power Agency (San Juan Project Revenue
                      Refunding), Series I, MBIA-Insured, 5.000% due 7/1/15          2,089,540
----------------------------------------------------------------------------------------------
                                                                                     2,737,825
----------------------------------------------------------------------------------------------
Water & Sewer -- 8.3%
 1,000,000 AAA       Castaic Lake Water Agency COP (Water Systems
                      Improvement Project), AMBAC-Insured,
                      5.000% due 8/1/12                                              1,067,340
 1,750,000 AAA       East Bay Municipal Utility District, Water Systems Revenue,
                      FGIC-Insured, 5.000% due 6/1/16                                1,815,975
 1,000,000 AAA       El Dorado County, Public Agency Financing Authority
                      Revenue, FGIC-Insured, 5.200% due 2/15/07                      1,065,540
 1,325,000 AAA       Lodi Wastewater Systems Revenue COP, Series A,
                      MBIA-Insured, 5.250% due 10/1/15                               1,427,860

                      See Notes to Financial Statements.

    8 Smith Barney Intermediate Maturity California Municipals Fund | 2004
                              Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    MAY 31, 2004

   FACE
  AMOUNT   RATING(a)                             SECURITY                                 VALUE
--------------------------------------------------------------------------------------------------
Water & Sewer -- 8.3% (continued)
$1,000,000 AAA       Modesto California Irrigation District COP, Capital Improvements,
                      Series A, FSA-Insured, 5.250% due 7/1/15                         $ 1,060,180
 1,000,000 AAA       Modesto Irrigation District Financing Authority Revenue,
                      Series A, MBIA-Insured, 5.350% due 10/1/06                         1,073,800
--------------------------------------------------------------------------------------------------
                                                                                         7,510,695
--------------------------------------------------------------------------------------------------
                     TOTAL INVESTMENTS -- 100.0%
                     (Cost -- $88,775,657**)                                           $90,895,735
--------------------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk ( *), are rated by Moody's Investors Service.
(b) All or a portion of this security is segregated for open futures contracts.
(c) Variable rate obligation payable at par on demand at any time on no more than seven days notice.
(d) Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(e) Bonds are escrowed to maturity with U.S. government securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(f) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(g) All or a portion of this security is held as collateral for open futures contracts.
** Aggregate cost for Federal income tax purposes is substantially the same.

  See pages 10 through 12 for definitions of ratings and certain abbreviations.

                      See Notes to Financial Statements.

    9 Smith Barney Intermediate Maturity California Municipals Fund | 2004
                              Semi-Annual Report

 BOND RATINGS (UNAUDITED)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.
AAA -- Bonds that are rated "AAA" have the highest rating assigned by
       Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
AA  -- Bonds that are rated "AA" have a very strong capacity to pay interest and repay prin- cipal and differ from the highest rated issue only in a small degree.
A   -- Bonds that are rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB -- Bonds that are rated "BBB" are regarded as having an adequate capacity to pay inter- est and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Baa", where 1 is the highest and 3 the lowest rating within its generic category.
Aaa -- Bonds that are rated "Aaa" are judged to be of the best quality.
       They carry the small- est degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa  -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in
       "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa"
       securities.
A   -- Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa -- Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR -- Indicates that the bond is not rated by Standard & Poor's or Moody's.

10 Smith Barney Intermediate Maturity California Municipals Fund |
                            2004 Semi-Annual Report

 SHORT-TERM SECURITY RATINGS (UNAUDITED)

SP-1   -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety charac- teristics are denoted with a plus (+) sign.
SP-2   -- Standard & Poor's rating indicating satisfactory capacity to pay principal and interest.
A-1    -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess over- whelming safety characteristics are denoted with a plus (+) sign.
MIG 1  -- Moody's highest rating for short-term municipal obligations.
VMIG 1 -- Moody's highest rating for issues having a demand feature -- VRDO.
P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.





11 Smith Barney Intermediate Maturity California Municipals Fund |
                            2004 Semi-Annual Report

 ABBREVIATIONS* (UNAUDITED)

ABAG   --Association of Bay Area Governments
AIG    --American International Guaranty
AMBAC  --Ambac Assurance Corporation
AMT    --Alternative Minimum Tax
BAN    --Bond Anticipation Notes
BIG    --Bond Investors Guaranty
CDA    --Community Development Authority
CGIC   --Capital Guaranty Insurance Company
CHFCLI --California Health Facility Construction Loan Insurance
CONNIE --College Construction Loan Insurance Corporation
  LEE
COP    --Certificate of Participation
DFA    --Development Finance Authority
EDA    --Economic Development Authority
EDC    --Economic Development Corporation
EDFA   --Economic Development Financial Authority
EDR    --Economic Development Revenue
EFA    --Educational Facilities Authority
EMCP   --Extendable Municipal Commercial Paper
ETM    --Escrowed to Maturity
FGIC   --Financial Guaranty Insurance Company
FHA    --Federal Housing Administration
FHLB   --Federal Home Loan Bank
FHLMC  --Federal Home Loan Mortgage Corp.
FLAIRS --Floating Adjustable Interest Rate Securities
FNMA   --Federal National Mortgage Association
FRTC   --Floating Rate Trust Certificates
FSA    --Financial Security Assurance
GAN    --Grant Anticipation Note
GDA    --Government Development Authority
GEMICO --General Electric Mortgage Insurance Company
GIC    --Guaranteed Investment Contract
GNMA   --Government National Mortgage Association
GO     --General Obligation
HDA    --Housing Development Authority
HDC    --Housing Development Corporation
HEFA   --Health and Educational Facilities Authority
HFA    --Housing Finance Authority
HFC    --Housing Finance Corporation
IBC    --Insured Bond Certificates
IDA    --Industrial Development Authority
IDB    --Industrial Development Board
IDC    --Industrial Development Corporation
IDR    --Industrial Development Revenue
IFA    --Industrial Finance Agency
IFC    --Industrial Facilities Corporation
INFLOS --Inverse Floaters
ISD    --Independent School District
LOC    --Letter of Credit
MBIA   --Municipal Bond Investors Assurance Corporation
MERLOT --Municipal Exempt Receipts Liquidity Optional Tender
MFA    --Mortgage Finance Agency
MFH    --Multi-Family Housing
MSTC   --Municipal Securities Trust Certificates
MVRICS --Municipal Variable Rate Inverse Coupon Security
PART   --Partnership Structure
PBA    --Public Building Authority
PCFA   --Pollution Control Finance Authority
PCR    --Pollution Control Revenue
PFA    --Public Facilities Authority
PSFG   --Permanent School Fund Guaranty
Q-SBLF --Qualified-School Bond Loan Fund
Radian --Radian Asset Assurance
RAN    --Revenue Anticipation Notes
RAW    --Revenue Anticipation Warrants
RIBS   --Residual Interest Bonds
RITES  --Residual Interest Tax-Exempt Security
SFH    --Single-Family Housing
SFM    --Single-Family Mortgage
SLMA   --Student Loan Marketing Association
SPA    --Standby Bond Purchase Agreement
SYCC   --Structured Yield Curve Certificate
TAN    --Tax Anticipation Notes
TCRS   --Transferable Custodial Receipts
TECP   --Tax Exempt Commercial Paper
TFA    --Transitional Finance Authority
TOB    --Tender Option Bonds
TRAN   --Tax & Revenue Anticipation Notes
VA     --Veterans Administration
VRDD   --Variable Rate Daily Demand
VRDO   --Variable Rate Demand Obligation
VRWE   --Variable Rate Wednesday Demand
XLCA   --XL Capital Assurance
--------
*Abbreviations may or may not appear in the Schedule of Investments.

    12 Smith Barney Intermediate Maturity California Municipals Fund | 2004
                              Semi-Annual Report

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                    MAY 31, 2004

ASSETS:
  Investments, at value (Cost -- $88,775,657)                                       $90,895,735
  Interest receivable                                                                 1,279,112
  Receivable from broker -- variation margin                                            154,688
  Receivable for Fund shares sold                                                        66,963
  Prepaid expenses                                                                        4,905
-----------------------------------------------------------------------------------------------
  Total Assets                                                                       92,401,403
-----------------------------------------------------------------------------------------------
LIABILITIES:
  Dividends payable                                                                     105,088
  Payable for Fund shares reacquired                                                     34,798
  Administration fee payable                                                             15,718
  Investment advisory fee payable                                                        15,718
  Distribution plan fees payable                                                          7,739
  Bank overdraft                                                                          5,122
  Accrued expenses                                                                       41,102
-----------------------------------------------------------------------------------------------
  Total Liabilities                                                                     225,285
-----------------------------------------------------------------------------------------------
Total Net Assets                                                                    $92,176,118
-----------------------------------------------------------------------------------------------
NET ASSETS:
  Par value of shares of beneficial interest                                        $    10,585
  Capital paid in excess of par value                                                92,070,853
  Undistributed net investment income                                                    46,850
  Accumulated net realized loss from investment transactions and futures contracts   (3,225,685)
  Net unrealized appreciation of investments and futures contracts                    3,273,515
-----------------------------------------------------------------------------------------------
Total Net Assets                                                                    $92,176,118
-----------------------------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                                             7,740,457
  Class B                                                                                79,173
  Class C                                                                             2,004,055
  Class O                                                                               716,757
  Class Y                                                                                44,519
Net Asset Value:
  Class A (and redemption price)                                                          $8.71
  Class B *                                                                               $8.71
  Class C *                                                                               $8.70
  Class O *                                                                               $8.72
  Class Y (and redemption price)                                                          $8.74
Class A Maximum Public Offering Price Per Share:
  (net asset value plus 2.04% of net asset value per share)                               $8.89
-----------------------------------------------------------------------------------------------

*Redemption price is NAV of Class B, C and O shares reduced by a 5.00%, 1.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 4).

                      See Notes to Financial Statements.

    13 Smith Barney Intermediate Maturity California Municipals Fund | 2004
                              Semi-Annual Report

 STATEMENT OF OPERATIONS (UNAUDITED)


For the Six Months Ended May 31, 2004

INVESTMENT INCOME:
  Interest                                                                    $ 1,938,890
-----------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fee (Note 4)                                                139,298
  Distribution plan fees (Note 7)                                                 129,101
  Administration fee (Note 4)                                                      92,865
  Shareholder communications (Note 7)                                              22,496
  Custody                                                                          14,965
  Audit and legal                                                                  14,158
  Registration fees                                                                11,167
  Transfer agency services (Note 7)                                                 7,839
  Trustees' fees                                                                    3,821
  Other                                                                               474
-----------------------------------------------------------------------------------------
  Total Expenses                                                                  436,184
  Less: Investment advisory and administration fee waiver (Note 4)                (46,433)
-----------------------------------------------------------------------------------------
  Net Expenses                                                                    389,751
-----------------------------------------------------------------------------------------
Net Investment Income                                                           1,549,139
-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 5 AND 6):
 Realized Gain (Loss) From:
   Investment transactions                                                          6,209
   Futures contracts                                                           (1,985,522)
-----------------------------------------------------------------------------------------
  Net Realized Loss                                                            (1,979,313)
-----------------------------------------------------------------------------------------
 Change in Net Unrealized Appreciation of Investments and Futures Contracts:
   Beginning of period                                                          3,537,930
   End of period                                                                3,273,515
-----------------------------------------------------------------------------------------
  Decrease in Net Unrealized Appreciation                                        (264,415)
-----------------------------------------------------------------------------------------
Net Loss on Investments and Futures Contracts                                  (2,243,728)
-----------------------------------------------------------------------------------------
Decrease in Net Assets From Operations                                        $  (694,589)
-----------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    14 Smith Barney Intermediate Maturity California Municipals Fund | 2004
                              Semi-Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS


For the Six Months Ended May 31, 2004 (unaudited) and the Year Ended November 30, 2003

                                                        2004          2003
 ------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income                             $  1,549,139  $  3,069,316
  Net realized loss                                   (1,979,313)     (308,585)
  Increase (decrease) in net unrealized
    appreciation                                        (264,415)      492,091
 ------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From Operations     (694,589)    3,252,822
 ------------------------------------------------------------------------------
 DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 3 AND
 8):
  Net investment income                               (1,540,876)   (3,063,583)
 ------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions to
    Shareholders                                      (1,540,876)   (3,063,583)
 ------------------------------------------------------------------------------
 FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares                    20,685,235    34,551,960
  Net asset value of shares issued for
    reinvestment of dividends                            942,119     2,059,347
  Cost of shares reacquired                          (16,116,273)  (33,991,404)
 ------------------------------------------------------------------------------
  Increase in Net Assets From Fund Share
    Transactions                                       5,511,081     2,619,903
 ------------------------------------------------------------------------------
 Increase in Net Assets                                3,275,616     2,809,142
 NET ASSETS:
  Beginning of period                                 88,900,502    86,091,360
 ------------------------------------------------------------------------------
  End of period*                                    $ 92,176,118  $ 88,900,502
 ------------------------------------------------------------------------------
 * Includes undistributed net investment income of:      $46,850       $38,587
 ------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    15 Smith Barney Intermediate Maturity California Municipals Fund | 2004
                              Semi-Annual Report

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

Smith Barney Intermediate Maturity California Municipals Fund ("Fund"), a separate investment fund of the Smith Barney Investment Trust ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The Trust consists of this Fund and five other separate investment funds: Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Large Capitalization Growth Fund, Smith Barney Mid Cap Core Fund, Smith Barney S&P 500 Index Fund and Smith Barney Classic Values Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles ("GAAP"): (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f ) dividends and distributions to shareholders are recorded on the ex-dividend date; ( g ) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; ( h ) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP; (i ) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and ( j ) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes

    16 Smith Barney Intermediate Maturity California Municipals Fund | 2004
                              Semi-Annual Report
in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Fund Concentration

Since the Fund invests primarily in obligations of issuers within California, it is subject to possible concentration risk associated with economic, political or legal developments or industrial or regional matters specifically affecting California.

3. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

It is the Fund's policy to distribute dividends monthly. Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

4. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an investment advisory fee calculated at an annual rate of 0.30% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

During the six months ended May 31, 2004, SBFM voluntarily waived 0.10% of its investment advisory fee, a total of $46,433. This waiver can be terminated at any time by SBFM.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at the annual rate of 0.20% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") acts as the Fund's sub-transfer agent.

    17 Smith Barney Intermediate Maturity California Municipals Fund | 2004
                              Semi-Annual Report

CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended May 31, 2004, the Fund paid transfer agent fees of $7,034 to CTB.

Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor.

On February 2, 2004, the initial sales charges on Class L shares were eliminated. Effective April 29, 2004, Class L shares were renamed Class C shares and the initial sales charges on Class O shares were eliminated.

There is a maximum initial sales charge of 2.00% for Class A shares. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class C and Class O shares have a 1.00% CDSC, respectively, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in aggregate. These purchases do not incur an initial sales charge.

Class A, B, C and O shares that are exchanged and are not already subject to a deferred sales charge, may be subject to a 1.00% deferred sales charge if redemption occurs within one year of the date of the exchange.

For the six months ended May 31, 2004, CGM received sales charges of approximately $146,000 on sales of the Fund's Class A shares. In addition, for the six months ended May 31, 2004, CDSCs paid to CGM were approximately $3,000 for Class A shares.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

    18 Smith Barney Intermediate Maturity California Municipals Fund | 2004
                              Semi-Annual Report

5. Investments

During the six months ended May 31, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

--------------------------------------------------
Purchases                                $4,041,860
--------------------------------------------------
Sales                                     1,046,584
--------------------------------------------------

At May 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

---------------------------------------------------
Gross unrealized appreciation            $2,513,779
Gross unrealized depreciation              (393,701)
---------------------------------------------------
Net unrealized appreciation              $2,120,078
---------------------------------------------------

6. Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At May 31, 2004, the Fund had the following open futures contracts:

                      Number of               Basis      Market    Unrealized
                      Contracts Expiration    Value      Value        Gain
  ---------------------------------------------------------------------------
  Contracts to Sell:
  U.S. Treasury Notes    300       6/04    $34,115,937 $32,962,500 $1,153,437
  ---------------------------------------------------------------------------

    19 Smith Barney Intermediate Maturity California Municipals Fund | 2004
                              Semi-Annual Report

7. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B, C and O shares calculated at an annual rate of 0.15% of the average daily net assets of each respective class. In addition, the Fund pays a distribution fee with respect to its Class B, C and O shares calculated at an annual rate of 0.50%, 0.60% and 0.20% of the average daily net assets of each class, respectively. For the six months ended May 31, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                                 Class A Class B Class C Class O
--------------------------------------------------------------------------------
Rule 12b-1 Distribution Plan Fees                $49,992 $1,196  $66,128 $11,785
-------------------------------------------------------------------------------

For the six months ended May 31, 2004, total Transfer Agency Service expenses were as follows:

                                         Class A Class B Class C Class O Class Y
--------------------------------------------------------------------------------
Transfer Agency Service Expenses          $4,051     $64 $2,549   $1,153     $22
-------------------------------------------------------------------------------

For the six months ended May 31, 2004, total Shareholder Communication expenses were as follows:

                                         Class A Class B Class C Class O Class Y
--------------------------------------------------------------------------------
Shareholder Communication Expenses       $11,633     $30 $7,063   $3,681     $89
-------------------------------------------------------------------------------

8. Distributions Paid to Shareholders by Class

                               Six Months Ended     Year Ended
                                 May 31, 2004   November 30, 2003+
------------------------------------------------------------------
Net Investment Income
Class A                           $1,153,478        $2,206,371
Class B                                5,918             2,994
Class C++                            249,200           463,473
Class O                              106,398           272,651
Class Y                               25,882           118,094
-----------------------------------------------------------------
Total                             $1,540,876        $3,063,583
-----------------------------------------------------------------

+ For Class B shares, transactions are for the period June 16, 2003 (inception date) to November 30, 2003.
++ On April 29, 2004, Class L shares were renamed as Class C shares.

    20 Smith Barney Intermediate Maturity California Municipals Fund | 2004
                              Semi-Annual Report

9. Shares of Beneficial Interest

At May 31, 2004, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Effective April 29, 2004, the Fund renamed Class L shares as Class C shares.

Transactions in shares of each class were as follows:

                                  Six Months Ended            Year Ended
                                    May 31, 2004          November 30, 2003+
                              -----------------------  ------------------------
                                Shares       Amount      Shares       Amount
--------------------------------------------------------------------------------
Class A
Shares sold                    1,748,246  $15,548,028   2,344,227  $ 20,931,051
Shares issued on reinvestment     75,732      669,581     161,685     1,438,065
Shares reacquired             (1,084,359)  (9,606,112) (2,170,951)  (19,335,494)
--------------------------------------------------------------------------------
Net Increase                     739,619  $ 6,611,497     334,961  $  3,033,622
--------------------------------------------------------------------------------
Class B
Shares sold                       66,776  $   587,282      28,602  $    254,740
Shares issued on reinvestment        420        3,687         135         1,197
Shares reacquired                (16,625)    (145,716)       (135)       (1,200)
--------------------------------------------------------------------------------
Net Increase                      50,571  $   445,253      28,602  $    254,737
--------------------------------------------------------------------------------
Class C++
Shares sold                      495,133  $ 4,389,636   1,461,035  $ 13,008,351
Shares issued on reinvestment     18,999      167,758      37,596       334,090
Shares reacquired               (454,604)  (4,012,523) (1,093,591)   (9,725,208)
--------------------------------------------------------------------------------
Net Increase                      59,528  $   544,871     405,040  $  3,617,233
--------------------------------------------------------------------------------
Class O
Shares sold                       18,026  $   160,289      40,104  $    357,818
Shares issued on reinvestment      8,497       75,211      18,883       167,901
Shares reacquired                (92,092)    (816,727)   (366,846)   (3,262,395)
--------------------------------------------------------------------------------
Net Decrease                     (65,569) $  (581,227)   (307,859) $ (2,736,676)
--------------------------------------------------------------------------------
Class Y
Shares issued on reinvestment      2,906  $    25,882      13,250  $    118,094
Shares reacquired               (174,058)  (1,535,195)   (187,316)   (1,667,107)
--------------------------------------------------------------------------------
Net Decrease                    (171,152) $(1,509,313)   (174,066) $ (1,549,013)
--------------------------------------------------------------------------------

+ For Class B shares, transactions are for the period June 16, 2003 (inception date) to November 30, 2003.
++ On April 29, 2004, Class L shares were renamed as Class C shares.

    21 Smith Barney Intermediate Maturity California Municipals Fund | 2004
                              Semi-Annual Report

10.Additional Information

Citigroup has been notified by the Staff of the Securities and Exchange Commission ("SEC") that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management ("CAM"), including its applicable investment advisory companies and Citicorp Trust Bank ("CTB"), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds, including the Fund. This notification arises out of a previously disclosed investigation by the SEC and the U.S. Attorney and relates to CTB's entry in 1999 into the transfer agency business, CAM's retention of, and agreements with an unaffiliated sub-transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM's failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM's operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund.


11.Legal Matters

Class action lawsuits have been filed against Citigroup Global Markets Inc. (the "Distributor") and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the "Advisers"), substantially all of the mutual funds managed by the Advisers (the "Funds"), and directors or trustees of the Funds. The complaints allege, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints seek injunctive relief and compensatory and puni-

    22 Smith Barney Intermediate Maturity California Municipals Fund | 2004
                              Semi-Annual Report
tive damages, rescission of the Funds' contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys' fees and litigation expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor or the Advisers to perform under their respective contracts with the Funds.

    23 Smith Barney Intermediate Maturity California Municipals Fund | 2004
                              Semi-Annual Report

 FINANCIAL HIGHLIGHTS

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class A Shares                   2004/(1)(2)/  2003/(2)/  2002/(2)/ 2001/(2)/  2000/(2)/ 1999/(2)/
--------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period                $ 8.92      $ 8.89     $ 8.82    $ 8.58     $ 8.42    $ 8.85
----------------------------------------------------------------------------------------------
Income (Loss) From
Operations:
  Net investment income/(3)(4)/       0.15        0.32       0.34      0.38       0.38      0.37
  Net realized and unrealized
   gain (loss)/(4)/                  (0.21)       0.03       0.07      0.24       0.16     (0.43)
----------------------------------------------------------------------------------------------
Total Income (Loss) From
 Operations                          (0.06)       0.35       0.41      0.62       0.54     (0.06)
----------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income              (0.15)      (0.32)     (0.34)    (0.38)     (0.38)    (0.37)
----------------------------------------------------------------------------------------------
Total Distributions                  (0.15)      (0.32)     (0.34)    (0.38)     (0.38)    (0.37)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period      $ 8.71      $ 8.92     $ 8.89    $ 8.82     $ 8.58    $ 8.42
----------------------------------------------------------------------------------------------
Total Return/(5)/                    (0.65)%++    4.03%      4.70%     7.32%      6.64%    (0.70)%
----------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)   $67,418     $62,424    $59,256   $39,041    $30,800   $29,522
----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(3)/                       0.71%+      0.74%      0.70%     0.65%      0.77%     0.84%
  Net investment income/(4)/          3.47+       3.61       3.83      4.33       4.58      4.27
----------------------------------------------------------------------------------------------
Portfolio Turnover Rate                  1%         23%        12%        4%         8%       29%
----------------------------------------------------------------------------------------------

(1) For the six months ended May 31, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) The investment adviser and/or administrator waived all or a portion of the fees for the six months ended May 31, 2004 and the five years ended November 30, 2003. If such fees were not waived, the per share decreases to net investment income and the actual expense ratios would have been as follows:

               Per Share Decreases to                   Expense Ratios
               Net Investment Income                 Without Fee Waivers
        ------------------------------------ ------------------------------------
         2004  2003  2002  2001  2000  1999   2004  2003  2002  2001  2000  1999
        -----  ----- ----- ----- ----- ----- -----  ----- ----- ----- ----- -----
Class A $0.00* $0.01 $0.01 $0.01 $0.02 $0.02 0.81%+ 0.84% 0.86% 0.85% 0.97% 1.05%

(4) Effective December 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended November 30, 2002, the change to net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets was less than $0.01, $0.01 and 0.01%, respectively. Per share information, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.
(5) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.
* Amount represents less then $0.01 per share.

    24 Smith Barney Intermediate Maturity California Municipals Fund | 2004
                              Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout the period ended November 30, unless otherwise noted:

Class B Shares                       2004/(1)(2)/  2003/(2)(3)/
---------------------------------------------------------------
Net Asset Value, Beginning of Period   $ 8.91        $ 9.04
--------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(4)/             0.13          0.12
  Net realized and unrealized loss      (0.20)        (0.11)
--------------------------------------------------------------
Total Income (Loss) From Operations     (0.07)         0.01
--------------------------------------------------------------
Less Distributions From:
  Net investment income                 (0.13)        (0.14)
--------------------------------------------------------------
Total Distributions                     (0.13)        (0.14)
--------------------------------------------------------------
Net Asset Value, End of Period         $ 8.71        $ 8.91
--------------------------------------------------------------
Total Return/(5)/                       (0.81)%++      0.13%++
--------------------------------------------------------------
Net Assets, End of Period (000s)         $689          $255
--------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(4)/                          1.28%+        1.18%+
  Net investment income                  2.96+         3.16+
--------------------------------------------------------------
Portfolio Turnover Rate                     1%           23%
--------------------------------------------------------------

(1) For the six months ended May 31, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period June 16, 2003 (inception date) to November 30, 2003.
(4) The investment adviser waived a portion of its fees for six months ended May 31, 2004 and the period ended November 30, 2003. If such fees were not waived, the per share decreases to net investment income and the actual expense ratios would have been as follows:

        Per Share Decreases to Expense Ratios Without Fee
        Net Investment Income  Waivers and Reimbursements
        ---------------------- --------------------------
         2004       2003        2004          2003
           ----        ----        ----          ----
Class B $0.00*      $0.01      1.38%+        1.28%+

(5) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.
* Amount represents less than $0.01 per share.

    25 Smith Barney Intermediate Maturity California Municipals Fund | 2004
                              Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class C Shares/(1)/                        2004/(2)(3)/  2003/(3)/ 2002/(3)(4)/
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $ 8.90      $ 8.89      $ 8.95
-----------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(5)/                    0.13        0.25        0.09
  Net realized and unrealized gain (loss)      (0.20)       0.02       (0.04)
-----------------------------------------------------------------------------
Total Income (Loss) From Operations            (0.07)       0.27        0.05
-----------------------------------------------------------------------------
Less Distributions From:
  Net investment income                        (0.13)      (0.26)      (0.11)
-----------------------------------------------------------------------------
Total Distributions                            (0.13)      (0.26)      (0.11)
-----------------------------------------------------------------------------
Net Asset Value, End of Period                $ 8.70      $ 8.90      $ 8.89
-----------------------------------------------------------------------------
Total Return/(6)/                              (0.85)%++    3.13%       0.54%++
-----------------------------------------------------------------------------
Net Assets, End of Period (000s)             $17,432     $17,313     $13,685
-----------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(5)/                                 1.31%+      1.53%       1.42%+
  Net investment income                         2.86+       2.83        2.85+
-----------------------------------------------------------------------------
Portfolio Turnover Rate                            1%         23%         12%
-----------------------------------------------------------------------------

(1) On April 29, 2004, Class L shares were renamed as Class C shares.
(2) For the six months ended May 31, 2004 (unaudited).
(3) Per share amounts have been calculated using the monthly average shares method.
(4) For the period July 22, 2002 (inception date) to November 30, 2002.
(5) The investment adviser and/or administrator waived a portion of its fees for the six months ended May 31, 2004, the year ended November 30, 2003 and the period ended November 30, 2002. If such fees were not waived, the per share decreases to net investment income and the actual expense ratios would have been as follows:

                                              Per Share Decreases to   Expense Ratios
                                              Net Investment Income  Without Fee Waivers
                                              ---------------------- -------------------
                                               2004   2003    2002    2004  2003   2002
                                              ------  -----  ------  ------ ----- ------
Class C                                       $0.00*  $0.01  $0.00*  1.41%+ 1.63% 1.53%+

(6) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.
 *  Amount represents less than $0.01 per share.

    26 Smith Barney Intermediate Maturity California Municipals Fund | 2004
                              Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class O Shares                                   2004/(1)(2)/ 2003/(2)/ 2002/(2)(3)/ 2001/(2)/ 2000/(2)/ 1999/(2)/
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $ 8.92      $ 8.88     $ 8.81      $ 8.58    $ 8.42    $ 8.84
-------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(4)(5)/                      0.14        0.30       0.32        0.36      0.37      0.35
  Net realized and unrealized gain (loss)/(5)/      (0.20)       0.03       0.07        0.23      0.16     (0.42)
-------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                 (0.06)       0.33       0.39        0.59      0.53     (0.07)
-------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                             (0.14)      (0.29)     (0.32)      (0.36)    (0.37)    (0.35)
-------------------------------------------------------------------------------------------------------------
Total Distributions                                 (0.14)      (0.29)     (0.32)      (0.36)    (0.37)    (0.35)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $ 8.72      $ 8.92     $ 8.88      $ 8.81    $ 8.58    $ 8.42
-------------------------------------------------------------------------------------------------------------
Total Return/(6)/                                   (0.66)%++    3.72%      4.47%       6.97%     6.42%    (0.79)%
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                   $6,248      $6,982     $9,679      $9,497    $5,277    $5,144
-------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(4)/                                      0.96%+      0.96%      0.98%       0.89%     0.98%     1.01%
  Net investment income/(5)/                         3.21+       3.40       3.58        4.08      4.38      4.09
-------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                 1%         23%        12%          4%        8%       29%
-------------------------------------------------------------------------------------------------------------

(1) For the six months ended May 31, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) On July 22, 2002, Class L shares were renamed as Class O shares.
(4) The investment adviser and/or administrator waived all or a portion of the fees for the six months ended May 31, 2004 and the five years ended November 30, 2003. If such fees were not waived, the per share decreases to net investment income and the actual expense ratios would have been as follows:

               Per Share Decreases to                   Expense Ratios
               Net Investment Income                 Without Fee Waivers
        ------------------------------------ -----------------------------------
         2004  2003  2002  2001  2000  1999   2004  2003  2002  2001  2000  1999
        ------ ----- ----- ----- ----- ----- ----   ----  ----  ----  ----  ----
Class O $0.00* $0.01 $0.01 $0.01 $0.02 $0.02 1.06%+ 1.06% 1.14% 1.14% 1.18% 1.22%

(5) Effective December 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended November 30, 2002, the change to net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets was less than $0.01, $0.01 and 0.01%, respectively. Per share information, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.
(6) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.
* Amount represents less than $0.01 per share.

    27 Smith Barney Intermediate Maturity California Municipals Fund | 2004
                              Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class Y Shares                                   2004/(1)(2)/ 2003/(2)/ 2002/(2)/ 2001/(2)/ 2000/(2)/  1999/(2)/
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $ 8.93      $ 8.91    $ 8.83    $ 8.60    $ 8.44    $ 8.86
----------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(3)(4)/                      0.16        0.34      0.36      0.40      0.40      0.39
  Net realized and unrealized gain (loss)/(4)/      (0.19)       0.02      0.07      0.23      0.16     (0.42)
----------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                 (0.03)       0.36      0.43      0.63      0.56     (0.03)
----------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                             (0.16)      (0.34)    (0.35)    (0.40)    (0.40)    (0.39)
----------------------------------------------------------------------------------------------------------
Total Distributions                                 (0.16)      (0.34)    (0.35)    (0.40)    (0.40)    (0.39)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $ 8.74      $ 8.93    $ 8.91    $ 8.83    $ 8.60    $ 8.44
----------------------------------------------------------------------------------------------------------
Total Return/(5)/                                   (0.33)%++    4.09%     5.01%     7.41%     6.82%    (0.40)%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                     $389      $1,927    $3,471    $4,005      $332      $311
----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(3)/                                      0.52%+      0.57%     0.48%     0.37%     0.59%     0.65%
  Net investment income/(4)/                         3.63+       3.78      4.03      4.47      4.76      4.46
----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                 1%         23%       12%        4%        8%       29%
----------------------------------------------------------------------------------------------------------

(1) For the six months ended May 31, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) The investment adviser and/or administrator waived all or a portion of the fees for the six months ended May 31, 2004 and the five years ended November 30, 2003. If such fees were not waived, the per share decreases to net investment income and the actual expense ratios would have been as follows:

               Per Share Decreases to                   Expense Ratios
               Net Investment Income                 Without Fee Waivers
        ------------------------------------ ------------------------------------
         2004  2003  2002  2001  2000  1999   2004  2003  2002  2001  2000  1999
        ------ ----- ----- ----- ----- ----- ------ ----- ----- ----- ----- -----
Class Y $0.00* $0.01 $0.01 $0.01 $0.02 $0.02 0.62%+ 0.67% 0.64% 0.57% 0.79% 0.86%

(4) Effective December 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended November 30, 2002, the change to net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets was less than $0.01, $0.01 and 0.01%, respectively. Per share information, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.
(5) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.
* Amount represents less than $0.01 per share.

    28 Smith Barney Intermediate Maturity California Municipals Fund | 2004
                              Semi-Annual Report

                                  SMITH BARNEY
                INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND



            TRUSTEES                  OFFICERS (continued)
            Dwight B. Crane           Kaprel Ozsolak
            Burt N. Dorsett           Controller
            R. Jay Gerken, CFA
              Chairman                Robert I. Frenkel
            Elliot S. Jaffe           Secretary and
            Stephen E. Kaufman        Chief Legal Officer
            Joseph J. McCann*         INVESTMENT ADVISER
            Cornelius C. Rose, Jr.    AND ADMINISTRATOR
                                      Smith Barney Fund
            OFFICERS                   Management LLC
            R. Jay Gerken, CFA
            President and Chief       DISTRIBUTOR
            Executive Officer         Citigroup Global Markets Inc.

            Andrew B. Shoup           CUSTODIAN
            Senior Vice President,    State Street Bank and
            Chief Administrative       Trust Company
            Officer, Treasurer and
            Chief Financial Officer** TRANSFER AGENT
                                      Citicorp Trust Bank, fsb.
            Joseph P. Deane           125 Broad Street, 11th Floor
            Vice President and        New York, New York 10004
            Investment Officer
                                      SUB-TRANSFER AGENT
            David T. Fare             PFPC Inc.
            Vice President and        P.O. Box 9699
            Investment Officer        Providence, Rhode Island
                                      02940-9699
            Andrew Beagley
            Chief Anti-Money
            Laundering Compliance
            Officer



  ------
  *Mr. McCann became Trustee Emeritus on June 30, 2004.
 **Treasurer and Chief Financial Officer as of June 24, 2004.

  Smith Barney Investment Trust



  Smith Barney Intermediate Maturity California Municipals Fund
  The Fund is a separate investment fund of Smith Barney Investment Trust, a Massachusetts business trust.




  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charges, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's website at www.sec.gov.



  This report is submitted for the general information of the shareholders of Smith Barney Investment Trust -- Smith Barney Intermediate Maturity California Municipals Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

  SMITH BARNEY INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
  Smith Barney Mutual Funds
  125 Broad Street
  10th Floor, MF-2
  New York, New York 10004

  This document must be preceded or accompanied by a free prospectus. Investors should consider the fund's investment objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

  www.smithbarneymutualfunds.com


 (C)2004 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD2400 7/04
                                                                        04-6910

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)      Not applicable.

(b)      Attached hereto.

                  Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

                  Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

SMITH BARNEY INVESTMENT TRUST

By:   /s/ R. Jay Gerken
      ----------------------------------
      R. Jay Gerken
      Chief Executive Officer of
      SMITH BARNEY INVESTMENT TRUST

Date: August 9, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      ----------------------------------
      R. Jay Gerken
      Chief Executive Officer of
      SMITH BARNEY INVESTMENT TRUST

Date: August 9, 2004

By:   /s/ ANDREW B. SHOUP
      ----------------------------------
      Andrew B. Shoup
      Chief Financial Officer of
      SMITH BARNEY INVESTMENT TRUST

Date: August 9, 2004